As filed with Securities and Exchange Commission on April 11, 2016.

File Nos. 333-178841

811-08810

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10	☒

(Check Appropriate Box or Boxes)

FS VARIABLE SEPARATE ACCOUNT

(Exact Name of Registrant)

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

(Name of Depositor)

One World Financial Center

200 Liberty Street

New York, New York 10281

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (800) 996-9786

Manda Ghaferi, Esq.

The United States Life Insurance Company in the City of New York

1999 Avenue of the Stars

Los Angeles, California 90067-6121

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 29, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 9 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 9 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on February 12, 2016 and pursuant to Rule 485 (a) (1) would have become effective on April 12, 2016. Post-Effective Amendment No. 10 and Amendment No. 10 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating April 29, 2016 as the new date upon which the Amendments shall become effective.

The Subsequent Amendments incorporated by reference Parts A, B and C as indicated below:

FS VARIABLE SEPARATE ACCOUNT

PART A - PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on February 12, 2016, Accession No. 0001193125-16-462720.

PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on February 12, 2016, Accession No. 0001193125-16-462720.

PART C - OTHER INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on February 12, 2016, Accession No. 0001193125-16-462720.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Houston, and State of Texas, on this 11th day of April, 2016.

FS VARIABLE SEPARATE ACCOUNT
(Registrant)

By:	THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(On behalf of the Registrant and itself)

By:	/s/ SARAH J. VANBECK
SARAH J. VANBECK
ASSISTANT LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer, and President	April 11, 2016
KEVIN T. HOGAN

*WILLIAM J. CARR	Director	April 11, 2016
WILLIAM J. CARR

*THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	April 11, 2016
THOMAS J. DIEMER

*DEBORAH A. GERO	Director, Senior Vice President and Chief Investment Officer	April 11, 2016
DEBORAH A. GERO

	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 11, 2016
MICHAEL P. HARWOOD

*WILLIAM J. KANE	Director	April 11, 2016
WILLIAM J. KANE

*SCOTT H. RICHLAND	Director	April 11, 2016
SCOTT H. RICHLAND

President, Individual Retirement
JANA W. GREER

Senior Vice President and Life Controller
DON W. CUMMINGS

/s/ SARAH J. VANBECK	Assistant Life Controller	April 11, 2016
SARAH J. VANBECK

/s/ MANDA GHAFERI	Attorney-in-Fact	April 11, 2016
*MANDA GHAFERI